Repurchase and Resell Agreements - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell	₨ 250,000.0	$ 3,316.1	₨ 76,213.5
Securities sold under repurchase agreements, amount outstanding	₨ 507,982.0	$ 6,738.1	₨ 174,000.0
Maximum
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell, maturity (days)	14 days
Securities sold under repurchase agreements, maturity (days)	14 days